Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Unrecognized Tax Benefits					$ 800,000
Unrecognized Tax Benefits, Period Increase (Decrease)					$ 0
Effective Income Tax Rate Reconciliation, Percent	15.50%	19.50%	18.30%	21.50%	21.00%	21.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
Federal Research and Development Credit [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount					$ 1,900,000
California Research and Development Credit [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount					2,000,000
Two Thousand Thirty seven [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards					27,300,000
Two Thousand Thirty Two [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards					$ 12,600,000